Average Annual Total Returns			12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
		Mar. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
A Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes (based on NAV)
Average Annual Return, Percent	[1]		(1.04%)	22.41%		10.44%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes (no load based on NAV)
Average Annual Return, Percent	[1]		4.94%	24.11%		11.36%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		4.47%	23.49%		10.86%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		3.25%	19.72%		9.26%
C Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes (based on NAV)
Average Annual Return, Percent	[1],[2]		2.87%	22.85%		10.26%
TORTOISE GLOBAL WATER ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes (No Load)
Average Annual Return, Percent			11.48%	7.29%	10.26%
Performance Inception Date		Feb. 14, 2017
TORTOISE GLOBAL WATER ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.41%	6.78%	9.79%
TORTOISE GLOBAL WATER ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares (No Load)
Average Annual Return, Percent			7.18%	5.64%	8.31%
TORTOISE NORTH AMERICAN PIPELINE ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes (No Load)
Average Annual Return, Percent			7.46%	20.67%		12.06%
TORTOISE NORTH AMERICAN PIPELINE ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions (No Load)
Average Annual Return, Percent			6.86%	19.92%		11.32%
TORTOISE NORTH AMERICAN PIPELINE ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares (No Load)
Average Annual Return, Percent			4.84%	16.75%		9.78%
TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes (No Load)
Average Annual Return, Percent			5.57%	15.63%		7.77%
TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions (No Load)
Average Annual Return, Percent			5.25%	14.83%		6.11%
TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares (No Load)
Average Annual Return, Percent			3.53%	12.27%		5.42%
TORTOISE ENERGY ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes (No Load)
Average Annual Return, Percent	[3]		3.96%	16.73%		8.92%
TORTOISE ENERGY ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions (No Load)
Average Annual Return, Percent	[3]		3.00%	16.08%		8.22%
TORTOISE ENERGY ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares (No Load)
Average Annual Return, Percent	[3]		2.62%	13.39%		7.01%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		17.88%	14.42%		14.82%
Alerian Midstream Energy Select Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Alerian Midstream Energy Select Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1],[4]		6.58%	24.26%		12.70%
Tortoise North American Pipeline IndexSM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Tortoise North American Pipeline IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1],[5]		8.22%	21.57%		12.76%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%	14.78%	14.82%
Tortoise Global Water Net Total Return IndexSM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Tortoise Global Water Net Total Return IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[6]		11.60%	7.49%	10.81%
Tortoise TBLU Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Tortoise TBLU Blend Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.60%	7.49%	10.57%
Tortoise North American Pipeline Total Return IndexSM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Tortoise North American Pipeline Total Return IndexSM (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.22%	21.57%		12.76%
75% S&P 500 Energy 25% ICE BofA US High Yield Energy Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		75% S&P 500 Energy 25% ICE BofA US High Yield Energy Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		8.51%	19.90%		8.38%
S&P 500 Energy Sector Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Energy Sector Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		8.67%	23.78%		8.32%
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3],[7]		2.04%	25.69%		8.67%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		17.88%	14.42%		14.82%

[1]	No returns are shown for T Class Shares since T Class Shares are not currently available for purchase. Average annual total returns for T Class Shares would have been substantially similar to those for other classes offered by the Fund because each class of shares would be invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses.
[2]	The Fund offers multiple classes of shares. The Institutional Class and A Class commenced operations on May 31, 2011 and C Class commenced operations on September 19, 2012. Performance shown prior to inception of the C Class is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to C Class.
[3]	Institutional Class shares of the Predecessor Fund commenced operations on December 27, 2010.
[4]	The Alerian Midstream Energy Select Index is a composite of North American energy infrastructure companies engaged in midstream energy activities.
[5]	The Tortoise North American Pipeline IndexSM is a float-adjusted, capitalization weighted index of pipeline companies headquartered in the United States and Canada.
[6]	The Tortoise Global Water Net Total Return IndexSM (formerly known as Tortoise Global Water ESG Net Total Return Index) is a float-adjusted, capitalization weighted index of companies that are materially engaged in the water infrastructure or water management industries.
[7]	The Alerian MLP Index is a composite of energy Master Limited Partnerships.